Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Current assets:
Cash and cash equivalents	$ 3,317,890	$ 64,414,511	$ 76,506,447
Customers, net	5,517,435	107,117,145	101,259,081
Other financing receivables	2,319,960	45,040,403	40,787,153
Other non-financing receivables	6,321,218	122,722,019	136,350,115
Inventories	6,491,009	126,018,397	86,113,142
Government Bonds	2,396,494	46,526,257	1,253,451
Derivative financial instruments	657,019	12,755,568	12,473,967
Other current assets	170,002	3,300,478	3,650,688
Total current assets	27,191,027	527,894,778	458,394,044
Non-current assets:
Investments in joint ventures and associates	105,281	2,043,966	2,254,952
Wells, pipelines, properties, plant and equipment, net	70,502,199	1,368,750,850	1,274,532,607
Rights of use assets	2,550,741	49,520,847	54,283,458
Long-term notes receivable, net of current portion	68,719	1,334,126	1,646,290
Government Bonds	3,278,679	63,653,260	109,601,905
Deferred income taxes and duties	8,840,523	171,632,558	92,255,839
Intangible assets, net	1,546,537	30,024,934	20,016,146
Other assets	1,581,449	30,702,725	39,112,930
Total non-current assets	88,474,128	1,717,663,266	1,593,704,127
Total assets	115,665,155	2,245,558,044	2,052,098,171
Current liabilities:
Short-term debt and current portion of long-term debt	24,000,231	465,947,683	492,283,613
Short-term leases	344,101	6,680,488	7,902,874
Suppliers	14,538,008	282,245,250	264,056,358
Income taxes and duties payable	3,647,484	70,813,355	112,753,591
Accounts and accrued expenses payable	4,213,823	81,808,426	32,015,808
Derivative financial instruments	1,145,653	22,242,056	13,636,086
Total current liabilities	47,889,300	929,737,258	922,648,330
Long-term liabilities:
Long-term debt, net of current portion	83,727,784	1,625,516,313	1,757,412,281
Long-term leases, net of current portion	2,289,605	44,451,087	51,448,775
Employee benefits	67,315,673	1,306,886,675	1,384,071,648
Provisions for sundry creditors	4,591,805	89,146,685	92,397,666
Other liabilities	606,625	11,777,226	10,778,904
Deferred income taxes	353,607	6,865,025	3,341,350
Total long-term liabilities	158,885,099	3,084,643,011	3,299,450,624
Total liabilities	206,774,399	4,014,380,269	4,222,098,954
Controlling interest:
Certificates of Contribution “A”	53,032,677	1,029,592,293	841,285,576
Mexican Government contributions	3,437,188	66,730,591	43,730,591
Legal reserve	51,618	1,002,130	1,002,130
Accumulated other comprehensive result	2,664,912	51,737,388	(38,139,514)
Accumulated deficit:
From prior years	(155,452,840)	(3,018,008,068)	(2,723,475,900)
Net income (loss) for the year	5,172,067	100,412,051	(294,532,168)
Total controlling interest	(91,094,378)	(1,768,533,615)	(2,170,129,285)
Total non-controlling interest	(14,866)	(288,610)	128,502
Total equity (deficit)	(91,109,244)	(1,768,822,225)	(2,170,000,783)
Total liabilities and equity (deficit)	$ 115,665,155	$ 2,245,558,044	$ 2,052,098,171